As filed with the Securities and Exchange Commission on May 6 ,   2024
File Nos. 333-215942 and 811-22398

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM N-1A
REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 101	☒
 (Check appropriate box or boxes)
Spinnaker ETF Series
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)
Paracorp Incorporated
2140 S. DuPont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)
With Copies to:
Terrence O. Davis, Esq. & Tanya Boyle, Esq. DLA Piper LLP 1201 West Peachtree Street Suite 2900 Atlanta, GA 30309-3449	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804
As soon as practicable after the Effective Date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective: (check appropriate box)
[    ] immediately upon filing pursuant to paragraph (b)
[ X ] on May 10, 2024 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398
EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 10, 2024 as the new effective date for Post-Effective Amendment No. 90 to the Registration Statement filed on February 22, 2024 for the Genter Capital Taxable Quality Intermediate ETF and Genter Capital Municipal Quality Intermediate ETF.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 90 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 6th day of May 2024.
SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	May 6, 2024
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	May 6, 2024
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	May 6, 2024
Katherine M. Honey

/s/Peter McCabe* Peter McCabe	Treasurer, Principal Financial Officer, and Principal Accounting Officer	May 6, 2024

/s/ Tracie A. Coop
*By: Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated May 22, 2023 as filed on August 17, 2023.